CONTINGENCY AND COMMITMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2022	Nov. 11, 2022	Oct. 19, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted cash	$ 296,322			$ 296,322	$ 296,322	$ 296,322
Term of lease of Kibi Project	15 years
Ghanaian subsidiary [Member]
Outstanding annual mineral right fees			$ 11,714,800
Ghana Revenue Agency [Member]
Tax Liability		$ 8,552,738
Additional tax liability		$ 75,458